Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Jan. 01, 2019 CAD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Jan. 01, 2018 CAD ($)
Disclosure of significant accounting policies [line items]
Flow through shares expended on property exploration period	Two years
Right of use asset	$ 2,216,925			$ 2,826,512
Lease obligations	$ 2,644,967			$ 3,222,380
IFRS 16 [Member]
Disclosure of significant accounting policies [line items]
Right of use asset			$ 2,826,512
Lease obligations		$ 3,222,380
Weighted-average rate		7.40%	7.40%
Impact of Adopting IFRS 9 [member]
Disclosure of significant accounting policies [line items]
Decrease to opening accumulated deficit					$ 503,146
Bottom of Range [member]
Disclosure of significant accounting policies [line items]
Lease term period	12 months